Contingencies and Commitments (Details) - USD ($) $ in Thousands				2 Months Ended
	Aug. 31, 2018	Dec. 28, 2017	Jul. 26, 2006	Oct. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Financial assets pledged as liabilities					$ 5,774,100	$ 5,703,600
Capital commitments					988,500
Investments
Disclosure of contingent liabilities [line items]
Capital commitments					33,900
Financial assets at fair value | Cash | Insurance underwriting | Lloyd's participants
Disclosure of contingent liabilities [line items]
Financial assets pledged as liabilities					232,200
Financial assets at fair value | Cash | Insurance underwriting | Advent And Riverstone (UK)
Disclosure of contingent liabilities [line items]
Financial assets pledged as liabilities					9,200
Financial assets at fair value | Securities | Insurance underwriting | Lloyd's participants
Disclosure of contingent liabilities [line items]
Financial assets pledged as liabilities					1,264,900
Financial assets at fair value | Securities | Insurance underwriting | Advent And Riverstone (UK)
Disclosure of contingent liabilities [line items]
Financial assets pledged as liabilities					$ 175,500
Various Defendants
Disclosure of contingent liabilities [line items]
Damages sought in legal suit			$ 6,000,000
Damages awarded	$ 20,000
Exis Capital Management, Adam Sender and Andrew Heller
Disclosure of contingent liabilities [line items]
Damages awarded				$ 10,900
Exis Capital Management
Disclosure of contingent liabilities [line items]
Damages awarded				3,000
Adam Sender
Disclosure of contingent liabilities [line items]
Damages awarded				2,250
Andrew Heller
Disclosure of contingent liabilities [line items]
Damages awarded				$ 250
First Capital Insurance Limited
Disclosure of contingent liabilities [line items]
Percentage of interest sold		97.70%